Cash and stock-based compensation plans (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercised stock options	$ 3,702,000	$ 13,136,000	$ 4,101,000
Deferred Compensation Plan (Dc Plan) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense		1,000	1,000
Stock Purchase Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Based Compensation Vesting Rate	25.00%
Allocated Share-based Compensation Expense	282,000	485,000	765,000
Unallocated Share Based Compensation Expense	163,000
Unamortized Compensation Cost Amortization Period	1 year 9 months 18 days
Exercisable Aggregate intrinsic value	888,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	2,673,000	3,375,000	1,322,000
Exercised stock options	2,886,000	5,709,000	2,949,000
Stock Option Plan 2006 - Directors and Executives [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense			25,000
Exercisable Aggregate intrinsic value	442,000	570,000	45,000
Exercised stock options	814,000	2,130,000	450,000
Indexed Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable Aggregate intrinsic value		1,213,000	235,000
Exercised stock options		5,292,000	672,000
Restricted Stock Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Granted During Period, Shares, Share-based Compensation	28,500	32,317	25,541
Stock Based Compensation Grants Fair Value	713,000	714,000	462,000
Allocated Share-based Compensation Expense	637,000	428,000	414,000
Unallocated Share Based Compensation Expense	1,401,000
Unamortized Compensation Cost Amortization Period	2 years 4 months 20 days
Vested Aggregate Fair Value	581,000	337,000	415,000
Restricted Stock Units and Stock Purchase Options Granted To Certain Executives [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Based Compensation Vesting Rate	25.00%
Stock Based Compensation Grants Fair Value	2,100,000	3,700,000	1,700,000
Allocated Share-based Compensation Expense	2,077,000	1,317,000	1,020,000
Unallocated Share Based Compensation Expense	2,883,000
Unamortized Compensation Cost Amortization Period	2 years 6 months 18 days
Vested Aggregate Fair Value	2,002,000	1,050,000	775,000
Distribution Of The Fair Value In Restricted Stock Units		3,200,000	1,500,000
Distribution Of The Fair Value In Stock Purchase Options		500,000	200,000
Other Plans Expatriate Officer Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Salaries, Wages and Officers' Compensation	120,000	131,000	119,000
Accounts Payable and Accrued Liabilities	176,000	198,000
Restricted Stock Directors (Discontinued) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Based Compensation Vesting Rate	20.00%
Allocated Share-based Compensation Expense		41,000	87,000
Vested Aggregate Fair Value		$ 75,000	$ 110,000